Convertible Notes and Demand Notes - Additional Information (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended			5 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 22, 2023	Jul. 01, 2023	Feb. 01, 2023	Jan. 01, 2023	Dec. 01, 2022
Convertible Notes and Demand Notes [Line Items]
Change in fair value of debt instrument							$ 8,700,000
Fair value adjustment of warrants			$ 60,345,000		$ 3,515,000		$ 5,701,000	$ 945,000
Common stock, shares issued (in shares)			98,818,874				48,376,052	17,454,353
Related Party
Convertible Notes and Demand Notes [Line Items]
Outstanding advances from related party			$ 2,900,000				$ 0
BURTECH ACQUISITION CORP [Member]
Convertible Notes and Demand Notes [Line Items]
Common stock, shares issued (in shares)			87,314,968
Working Capital Loans Warrant [Member] | BURTECH ACQUISITION CORP [Member]
Convertible Notes and Demand Notes [Line Items]
Outstanding balance			$ 1,500,000				0
2023 Note Purchase and Exchange Agreement [Member]
Convertible Notes and Demand Notes [Line Items]
Grant of restricted stock unit								$ 6,000,000
Blaize Note Financing Agreement [Member] | RT Parties [Member]
Convertible Notes and Demand Notes [Line Items]
Amount of investment by separate third party group of investors to the agreement							125,000,000
Pay-to-Play Convertible Notes [Member]
Convertible Notes and Demand Notes [Line Items]
Change in fair value of debt instrument							1,300,000	2,600,000
Fair value adjustment of warrants								61,000,000
Restoration of common share incremental value	$ 5,200,000
Pay-to-Play Convertible Notes [Member] | Related Party
Convertible Notes and Demand Notes [Line Items]
Amount borrowed													$ 3,300,000	$ 400,000
Pay-to-Play Convertible Notes [Member] | 2022 Note Purchase and Exchange Agreement [Member]
Convertible Notes and Demand Notes [Line Items]
Proceeds from issuance of debt		$ 9,300,000
Debt instrument, maturity date	Dec. 09, 2024		Dec. 09, 2024
Pay-to-Play Convertible Notes [Member] | Exchange Agreement [Member]
Convertible Notes and Demand Notes [Line Items]
Proceeds from issuance of warrants	$ 100,000
2023 Convertible Note [Member]
Convertible Notes and Demand Notes [Line Items]
Proceeds from issuance of debt						$ 12,300,000	$ 110,700,000
Exercise price of warrants							$ 11.5
2023 Convertible Note [Member] | 2023 Note Purchase and Exchange Agreement [Member]
Convertible Notes and Demand Notes [Line Items]
Debt instrument, interest rate during period						10.00%
Change in fair value of debt instrument								6,900,000
Percentage of price of the equity share											80.00%
Percentage of conversion price											80.00%
Fair value of common stock								2.6
Restricted stock unit vesting outstanding								$ 6,000,000
Common stock, shares issued (in shares)								6,000,000
Debt Instrument Maturity Period						18 months
2023 Convertible Note [Member] | Restricted Stock Units (RSUs) [Member] | 2023 Note Purchase and Exchange Agreement [Member]
Convertible Notes and Demand Notes [Line Items]
Grant of restricted stock unit								$ 6,000,000
Demand Note [Member]
Convertible Notes and Demand Notes [Line Items]
Issue short term demand notes								5,100,000
Short term demand note outstanding								$ 4,800,000
Percentage demand note outstanding								(12.00%)
Demand notes payable								$ 15,000,000
Repayments of Notes Payable				$ 5,000,000
10% secured convertible notes [Member]
Convertible Notes and Demand Notes [Line Items]
Proceeds from issuance of debt							$ 110,700,000
Debt instrument, interest rate during period							10.00%
10% secured convertible notes [Member] | BurTech [Member]
Convertible Notes and Demand Notes [Line Items]
Proceeds from issuance of debt							$ 11,500,000
10% secured convertible notes [Member] | Outside Individual Third Parties [Member]
Convertible Notes and Demand Notes [Line Items]
Proceeds from issuance of debt							2,400,000
10% secured convertible notes [Member] | RT Parties [Member]
Convertible Notes and Demand Notes [Line Items]
Proceeds from issuance of debt							$ 96,800,000
Pay to Play warrants [Member]
Convertible Notes and Demand Notes [Line Items]
Debt instrument, periodic payment, interest									$ 5,000,000
Pay to Play warrants [Member] | Maximum [Member]
Convertible Notes and Demand Notes [Line Items]
Debt instrument, periodic payment, interest									5,000,000
Pay to Play warrants [Member] | Minimum [Member]
Convertible Notes and Demand Notes [Line Items]
Debt instrument, periodic payment, interest									1,000,000
Pay to Play warrants [Member] | 2022 Note Purchase and Exchange Agreement [Member]
Convertible Notes and Demand Notes [Line Items]
Raising capital of gross proceeds										$ 5,000,000
Pro rata basis of consideration									$ 20,000,000
Pay to Play warrants [Member] | Exchange Agreement [Member]
Convertible Notes and Demand Notes [Line Items]
Proceeds from issuance of warrants	$ 100,000
Unsecured Convertible Promissory Note [Member] | Working Capital Loans Warrant [Member] | BURTECH ACQUISITION CORP [Member]
Convertible Notes and Demand Notes [Line Items]
Price per which the outstanding principal amount can be converted												$ 10
Amount borrowed												$ 1,500,000